Post employments benefits (Tables)	6 Months Ended
Sep. 30, 2022
Post employments benefits
Schedule of weighted average actuarial assumptions used

	30 September	31 March
	2022	2022
	%	%
Weighted average actuarial assumptions used[1]:
Rate of inflation[2]	3.2%	3.3%
Discount rate	4.7%	2.4%

Notes:

1.	Figures shown represent a weighted average assumption of the Group’s plans in the UK, Germany and Ireland.
2.	This rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Schedule of charges made to the consolidated income statement and consolidated statement of comprehensive income ('SOCI')

	Six months ended 30 September
	2022	2021
	€m	€m
Total net cost/(credit) included within staff costs	6	(58)
Actuarial (losses)/gains recognised in the SOCI	(63)	246

Schedule of net surplus

	30 September	31 March
	2022	2022
	€m	€m
Assets	493	555
Liabilities	(281)	(281)
Net surplus	212	274

	Vodafone Section		CWW Section
	30 September	31 March	30 September	31 March
	2022	2022	2022	2022
	€m	€m	€m	€m
Analysis of net surplus:
Total fair value of plan assets	2,026	3,399	1,886	2,850
Present value of plan liabilities	(1,856)	(3,166)	(1,648)	(2,565)
Net surplus	170	233	238	285
Net surplus are analysed as:
Assets	170	233	238	285